Revenue Recognition (Details) - Schedule of revenues under each performance - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Hosted services	$ 12,764	$ 8,563
Professional services	7,142	3,080
Monetization	1,291	1,374
Total	$ 21,197	$ 13,017